Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Cash Flows From Operating Activities:
Net income (loss)	¥ 13,251,753	$ 1,823,501	¥ (43,098,780)	¥ 14,259,406
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization expenses	1,109,606	152,687	928,385	710,708
Amortization of operating lease right-of-use assets	2,153,804	296,373	2,407,047	2,681,530
(Gain) loss from early termination of right-of-use assets	46,943	6,460	(58,092)	(108,372)
Loss from disposal of property and equipment			13,223
Share-based compensation expenses			55,266,010	535,854
Provision for doubtful receivables	4,118,332	566,701	1,854,686
Gain from extinguishment of liability (Note 9)	(8,996,341)	(1,237,938)
Deferred income tax (benefits) expenses	5,496,536	756,349	513,577	(2,110,635)
Changes in operating assets and liabilities:
Accounts receivable	(65,456,574)	(9,007,124)	(29,805,495)	(28,627,309)
Due from related parties	(8,040,512)	(1,106,411)	(2,724,260)	1,018,920
Prepaid expenses and other current assets	(1,240,202)	(170,657)	(3,311,573)	(520,757)
Other non-current assets	15,000	2,064	159,865	(220,001)
Accounts payable	19,816,427	2,726,831	10,047,563	17,276,935
Insurance premium payable	34,823,473	4,791,869	108,124	1,497,478
Due to related parties	162,408	22,348
Income tax payable	14,404	1,982	28,343
Operating lease liabilities	(1,999,242)	(275,105)	(2,144,171)	(2,686,731)
Accrued expenses and other liabilities	914,832	125,885	8,691,653	(4,696,230)
Net cash used in operating activities	(3,809,353)	(524,185)	(1,123,895)	(989,204)
Cash Flows From Investing Activities
Purchase of property and equipment	(276,102)	(37,993)
Prepayments or purchase for intangible assets	(316,236)	(43,516)	(1,791,906)	(187,188)
Loans made to related parties			(15,500)	(400,000)
Collection of loan to related parties			15,771,100	2,750,000
Proceeds from disposal of property and equipment			10,520
Payments on behalf of a related party				(5,356,673)
Net cash (used in) provided by investing activities	(592,338)	(81,509)	13,974,214	(3,193,861)
Cash Flows From Financing Activities
Proceeds from IPO	43,384,800	5,969,947
Proceeds from over-allotment	687,523	94,606
Capital contribution from shareholders			600,000	6,200,000
Proceeds from short-term bank borrowings	25,000,000	3,440,114	30,200,000	26,000,000
Repayment of short-term bank borrowings	(25,453,560)	(3,502,526)	(30,932,203)	(26,000,000)
Borrowings from related parties	28,500,000	3,921,731	237,000	8,300,000
Repayment of borrowings from related parties	(28,790,200)	(3,961,663)	(437,000)	(7,850,000)
Payment of offering cost	(12,421,207)	(1,709,215)	(4,223,769)
Net cash provided by (used in) financing activities	30,907,356	4,252,994	(4,555,972)	6,650,000
Effect of exchange rate changes on cash and cash equivalents	(233,991)	(32,197)	5,116
Net increase in cash, cash equivalents and restricted cash	26,271,674	3,615,103	8,299,463	2,466,935
Cash, cash equivalents and restricted cash at beginning of the year	19,873,652	2,734,706	11,574,189	9,107,254
Cash, cash equivalents and restricted cash at end of the year	46,145,326	6,349,809	19,873,652	11,574,189
Supplemental Cash Flow Information
Cash paid for interest expense	4,255,412	585,563	1,241,082	1,459,818
Cash paid for income tax
Non-cash Investing and Financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,355,484	181,017	6,609,590	558,752
Disposal of operating lease right-of-use assets	216,170	29,746	1,922,624	6,806,923
Issuance of warrants to underwriter in connection with IPO and overallotment	627,340	$ 87,759
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	2,401,495		9,873,678
Restricted cash	38,743,831		4,999,974
Restricted cash, noncurrent	5,000,000		5,000,000
Total cash and cash equivalents and restricted cash	¥ 46,145,326		¥ 19,873,652	¥ 11,574,189